Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 362,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	50,026.73
Total Offset Amount	0.00
Net Fee	$ 50,026.73